Vessel Operating Expenses and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2025	2026
Crew & crew related costs	5,654,200	4,568,363
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,268,704	2,208,928
Lubricants	574,227	544,335
Insurances	901,070	702,684
Tonnage taxes	246,951	197,718
Other	599,572	472,238
Total Vessel operating expenses	$10,244,724	$8,694,266

Voyage Expenses
	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2025	2026
Brokerage commissions	140,953	141,644
Brokerage commissions - related party	746,633	902,631
Port & other expenses	675,237	963,941
Bunkers consumption	185,973	47,593
Loss on bunkers	28,021	—
Total Voyage expenses	$1,776,817	$2,055,809